RELATED PARTY TRANSACTIONS - Liabilities with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transactions with related parties
Accrued expenses	Rp 345	Rp 291
% of accrued expenses on total liabilities	0.25%	0.21%
Contract liabilities	Rp 2,873	Rp 2,619
% of contract liabilities on total liabilities	2.08%	1.90%
Short-term bank loans (Note 19)	Rp 1,490	Rp 5,554
% of short-term bank loans on total liabilities	1.08%	4.05%
Long-term bank loans (Note 20b)	Rp 22,717	Rp 15,943
% of long-term bank loans on total liabilities	16.51%	11.62%
Ministry of Finance
Transactions with related parties
Contract liabilities	Rp 58	Rp 90
% of contract liabilities on total liabilities	0.04%	0.07%
Entities under common control
Transactions with related parties
Accrued expenses	Rp 338	Rp 290
% of accrued expenses on total liabilities	0.24%	0.21%
Contract liabilities	Rp 1,779	Rp 1,406
% of contract liabilities on total liabilities	1.29%	1.01%
PLN
Transactions with related parties
Accrued expenses	Rp 249	Rp 167
% of accrued expenses on total liabilities	0.18%	0.12%
State-owned banks
Transactions with related parties
Accrued expenses	Rp 58	Rp 81
% of accrued expenses on total liabilities	0.04%	0.06%
Government agencies
Transactions with related parties
Contract liabilities	Rp 833	Rp 672
% of contract liabilities on total liabilities	0.61%	0.49%
MCDA
Transactions with related parties
Contract liabilities	Rp 247	Rp 259
% of contract liabilities on total liabilities	0.18%	0.19%
Pertamina
Transactions with related parties
Contract liabilities	Rp 138	Rp 53
% of contract liabilities on total liabilities	0.10%	0.04%
BRI
Transactions with related parties
Contract liabilities	Rp 128	Rp 155
% of contract liabilities on total liabilities	0.09%	0.11%
Others, (each below Rp100 billion)
Transactions with related parties
Accrued expenses	Rp 31	Rp 42
% of accrued expenses on total liabilities	0.02%	0.03%
Contract liabilities	Rp 433	Rp 267
% of contract liabilities on total liabilities	0.31%	0.18%
Associated companies
Transactions with related parties
Accrued expenses	Rp 7	Rp 1
% of accrued expenses on total liabilities	0.01%	0.00%
Contract liabilities	Rp 5	Rp 7
% of contract liabilities on total liabilities	0.00%	0.01%
Others related entities
Transactions with related parties
Contract liabilities	Rp 1,031	Rp 1,116
% of contract liabilities on total liabilities	0.75%	0.81%
KCIC
Transactions with related parties
Contract liabilities	Rp 1,023	Rp 1,113
% of contract liabilities on total liabilities	0.74%	0.81%
Others
Transactions with related parties
Contract liabilities	Rp 8	Rp 3
% of contract liabilities on total liabilities	0.01%	0.00%